Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2022
Corporate Information And Statement Of IFRS Compliance [Abstract]
Schedule of measurement period adjustments	The following table described the impact on the fiscal 2021 reported financial statements:

		Adjustments
	2021 £’000 as reported	Five £’000	Levvel £’000	2021 £’000 as restated
Goodwill	124,417	(371)	2,096	126,142
Intangible assets	69,550	428	(2,096)	67,882
Trade and other payables	78,634	(106)	—	78,528
Deferred consideration	624	49	—	673
Deferred tax liabilities	10,010	114	—	10,124

Schedule of impact on the comparative financial statements
Consolidated statement of comprehensive income and EPS

30 June 2021	£’000 as reported	£’000 Adjustments	£’000 as restated
Allocated cost of sales	(20,758)	346	(20,412)
Total cost of sales	(292,465)	346	(292,119)
Gross profit	153,833	346	154,179
Selling, general and administrative expenses	(90,290)	(333)	(90,623)
Operating profit	63,539	13	63,552
Profit before tax	54,355	13	54,368
Tax on profit on ordinary activities	(10,914)	(4)	(10,918)
Profit for the year and profit attributable to the equity holders of the Company	43,441	9	43,450

Basic EPS	£0.79	£—	£0.79
Diluted EPS	£0.76	£—	£0.76

30 June 2020	£’000 as reported	£’000 Adjustments	£’000 as restated
Allocated cost of sales	(17,447)	239	(17,208)
Total cost of sales	(250,799)	239	(250,560)
Gross profit	100,151	239	100,390
Selling, general and administrative expenses	(75,110)	(2,131)	(77,241)
Operating profit	21,872	(1,892)	19,980
Profit before tax	25,256	(1,892)	23,364
Tax on profit on ordinary activities	(3,846)	473	(3,373)
Profit for the year and profit attributable to the equity holders of the Company	21,410	(1,419)	19,991

Basic EPS	£0.40	£(0.03)	£0.37
Diluted EPS	£0.38	£(0.02)	£0.36
Consolidated balance sheet

30 June 2021	£’000 as reported	£’000 Adjustments	£’000 as restated
Intangible assets	69,550	(5,626)	63,924
Deferred tax assets	18,674	1,406	20,080
Retained earnings	283,059	(4,220)	278,839

30 June 2020	£’000 as reported	£’000 Adjustments	£’000 as restated
Intangible assets	38,751	(5,639)	33,112
Deferred tax assets	13,340	1,410	14,750
Retained earnings	214,638	(4,229)	210,409

30 June 2019	£’000 as reported	£’000 Adjustments	£’000 as restated
Intangible assets	28,910	(3,747)	25,163
Deferred tax assets	9,550	937	10,487
Retained earnings	146,963	(2,810)	144,153
Consolidated statement of cash flows

30 June 2021	£’000 as reported	£’000 Adjustments	£’000 as restated
Operating activities
Profit for the year	43,441	9	43,450
Income tax charge	10,914	4	10,918
Non-cash adjustments	55,547	(697)	54,850
Net cash from operating activities	88,352	(684)	87,668

Investing activities
Purchase of non-current assets (tangibles and intangibles)	(6,113)	684	(5,429)
Net cash used in investing activities	(107,094)	684	(106,410)

30 June 2020	£’000 as reported	£’000 Adjustments	£’000 as restated
Operating activities
Profit for the year	21,410	(1,419)	19,991
Income tax charge	3,846	(473)	3,373
Non-cash adjustments	28,622	(474)	28,148
Net cash from operating activities	40,243	(2,366)	37,877

Investing activities
Purchase of non-current assets (tangibles and intangibles)	(9,880)	2,366	(7,514)
Net cash used in investing activities	(29,748)	2,366	(27,382)

Summary of useful life for property, plant and equipment
Depreciation is calculated so as to write off the cost of an asset, less its estimated residual value, over the useful economic life of that asset as follows:

Computers and equipment	3 - 5 years
Fixtures and fittings	5 years
Leasehold improvement fittings	Over the lease term

2022	Computers & Equipment £’000	Fixtures & Fittings £’000	Vehicles £’000	Fixed Assets in Progress £’000	Total £’000
Cost
At 1 July 2021	£19,368	£13,846	£6	£497	£33,717
Additions	9,093	3,088	—	1,782	13,963
On acquisition of subsidiary / business	12	—	—	—	12
Inflation adjustment	429	—	—	—	429
Disposals	(1,740)	(721)	(6)	—	(2,467)
Disposals costs from subsidiary disposal	—	—	—	—	—
Transfers	—	497	—	(497)	—
Effect of foreign exchange translations	410	321	—		731
At 30 June 2022	£27,572	£17,031	£—	£1,782	£46,385

Depreciation
At 1 July 2021	£13,283	£7,104	£6	£—	£20,393
Charge for the year	4,351	2,283	—	—	6,634
Disposals	(1,610)	(652)	(6)	—	(2,268)
Disposals depreciation from subsidiary disposal	—	—	—	—	—
Effect of foreign exchange translations	231	135	—	—	366
At 30 June 2022	£16,255	£8,870	£—	£—	£25,125
Net book value
At 30 June 2022	£11,317	£8,161	£—	£1,782	£21,260

2021	Computers & Equipment £’000	Fixtures & Fittings £’000	Vehicles £’000	Fixed Assets in Progress £’000	Total £’000
Cost
At 1 July 2020	£17,498	£13,182	£9	£323	£31,012
Additions	3,611	1,279	—	497	5,387
On acquisition of subsidiary / business	618	951	—	—	1,569
Inflation adjustment	24	—	—	—	24
Disposals	(991)	(646)	(2)	—	(1,639)
Disposals costs from subsidiary disposal	—	—	—	—	—
Transfers	—	323	—	(323)	—
Effect of foreign exchange translations	(1,392)	(1,243)	(1)	—	(2,636)
At 30 June 2021	£19,368	£13,846	£6	£497	£33,717

Depreciation
At 1 July 2020	£11,901	£6,355	£9	£—	£18,265
Charge for the year	3,153	1,933	—	—	5,086
Disposals	(901)	(596)	(2)	—	(1,499)
Disposals depreciation from subsidiary disposal	—	—	—	—	—
Effect of foreign exchange translations	(870)	(588)	(1)	—	(1,459)
At 30 June 2021	£13,283	£7,104	£6	£—	£20,393
Net book value
At 30 June 2021	£6,085	£6,742	£—	£497	£13,324

Summary of useful life for intangible assets

Client relationship	1 - 10 years
Trade name	5 years
Supplier relationships	5 years
Non-compete agreement	3 years
Computer software	3 - 5 years
Licences	Shorter of licence period and up to 3 years
Software - own work capitalised	3 - 5 years